Supplement to the
           John Hancock Income Funds Prospectus dated October 1, 2004
            John Hancock Sector Funds Prospectus dated March 1, 2005
       John Hancock Tax-Free Income Funds Prospectus dated January 1, 2005
           John Hancock Small Cap Fund Prospectus dated March 1, 2005


Under the heading "Your Account" the following changes have been made:

HOW SALES CHARGES ARE CALCULATED

The second sentence in the "How Sales Charges are Calculated" section for Class A shares has been deleted and replaced with the following:

To receive the reduced sales charge, you must tell your broker or financial adviser at the time you purchase a fund's Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household.

SALES CHARGE REDUCTIONS AND WAIVERS

Under "Sales Charge Reductions and Waivers", the "Reinstatement privilege" section has been deleted and replaced with the following:

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, your account will be credited with the amount of the CDSC.

Waivers for certain investors

Under "Waivers for certain investors", the bullet below has been deleted:

o Individuals transferring assets from an employee benefit plan into a John Hancock fund and replaced with the following:

o Individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to an IRA.
o Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to a ROTH IRA.


May 1, 2005

--------------------------------------------------- ---------------------------------------------------------
John Hancock Bond Fund                              John Hancock California Tax-Free Income Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock High Yield Fund                        John Hancock High Yield Municipal Bond Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock High Income Fund                       John Hancock Massachusetts Tax-Free Income Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Strategic Income Fund                  John Hancock New York Tax-Free Income Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Government Income Fund                 John Hancock Tax-Free Bond Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Investment Grade Bond Fund             John Hancock Money Market Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Financial Industries Fund              John Hancock Mid Cap Growth Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Real Estate Fund                       John Hancock Small Cap Growth Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Small Cap Equity Fund                  John Hancock Regional Bank Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Focused Equity Fund                    John Hancock International Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Multi Cap Growth Fund                  John Hancock Technology Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Small Cap Fund                         John Hancock Health Sciences Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Biotechnology Fund                     John Hancock U.S. Government Cash Reserve
--------------------------------------------------- ---------------------------------------------------------
John Hancock Growth Trends Fund
--------------------------------------------------- ---------------------------------------------------------

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION


In the "Sales Compensation" section, the last paragraph has been deleted and replaced with the following:

Additional compensation. John Hancock Funds, at its expense, and without additional cost to the Fund or its shareholders, may provide additional compensation to a Selling Firm in connection with their promotion of the Fund or sale of shares of the Fund. John Hancock Funds may make payments to selling firms for marketing support and/or shareholder administrative services. These market support payments may include financial assistance to Selling Firms in connection with their marketing and sales development programs for their registered representatives and other employees, as well as payment for travel expenses, including lodging incurred by registered representatives and other employees for such marketing and sales development programs, as well as assistance for seminars for the public, advertising and sales campaigns regarding one or more Funds, and other Selling Firm - sponsored events or activities. From time to time, John Hancock Funds may provide expense reimbursements for special training of a Selling Firm's registered representatives and other employees in group meetings. Non-cash compensation may also take the form of occasional gifts, meals, tickets or other entertainment as limited by NASD requirements. Payments may include amounts for sub-administration and other services for shareholders whose shares are held of record in omnibus or other group accounts. Other compensation, such as asset retention fees, finder's fees and reimbursement for wire transfer fees or other administrative fees and costs may be offered to the extent not prohibited by law or any self-regulatory agency such as the NASD. John Hancock Funds compensates Selling Firms differently depending upon, among other factors, the level and/or type of marketing support provided by the Selling Firm. The level of payments made to a Selling Firm in any given year will vary and may be substantial. These payments may provide an incentive to a Selling Firm to actively promote the Funds or cooperate with the John Hancock Funds' promotional efforts. Depending on the arrangements in place at any particular time, Selling Firms may have a financial incentive to recommend a particular fund or a share class. You should ask your Selling Firm for more information about any services it provides, as well as about fees, commissions and/or marketing support payments.

The first three paragraphs under the heading "Initial Sales Charge on Class A Shares" have been deleted and replaced with the following:

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge") or on a contingent deferred basis (the "contingent deferred sales charge or CDSC"). The fund no longer issues share certificates. Shares are electronically recorded. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A shares of the Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to accumulate current purchases with the current offering price of the Class A, Class B, Class C, Class I, or Class R shares of the John Hancock mutual funds owned by the investor (see "Combination and Accumulation Privileges" below).

In order to receive the reduced sales charge, the investor must notify his/her financial adviser and/or the financial adviser must notify John Hancock Signature Services, Inc. ("Signature Services") at the time of purchase of the Class A shares, about any other John Hancock mutual funds owned by the investor, the investor's spouse and their children under the age of 21 living in the same household (see "Combination and Accumulation Privileges" below). This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. John Hancock Signature Services, Inc. will automatically link certain accounts registered in the same client name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates. You must notify John Hancock Signature Services Inc. and your broker-dealer (financial adviser) at the time of purchase of any eligible accounts held by you, your spouse or children under 21, living in the same household in order to insure these assets are linked to your accounts.

Under the heading "Initial Sales Charges on Class A Shares", in the "Without Sales Charges" section, the following bullet has been deleted:

o A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

And replaced with the following:

o Individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to an IRA.

o Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to a ROTH IRA.

NOTE: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 and not specified above as waiver eligible, will be subject to applicable sales charges.

Under the heading "Initial Sales Charges on Class A Shares", in the "Without Sales Charges" section, a new section has been added as follows:

In Kind Re-registrations. A shareholder who withdraws funds via a tax reportable transaction, from one John Hancock fund account, that has previously paid a sales charge, and reregisters those assets directly to another John Hancock fund account, without the assets ever leaving John Hancock Funds, may do so without paying a sales charge. The beneficial owner must remain the same, i.e., in kind.

Note: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 are not eligible for this provision, and will be subject to applicable sales charges.

Under the heading "Initial Sales Charges on Class A Shares", the "Combination Privilege" and "Accumulation Privilege" sections have been deleted and replaced with the following:

Combination and Accumulation Privileges. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21 living in the same household, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). Qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Class A investors may also reduce their Class A sales charge by taking into account not only the amount being invested but also the current offering price of all the Class A, Class B, Class C, Class I and Class R shares of all John Hancock funds already held by such person. However, Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. To receive a reduced sales charge, the investor must tell his/her financial adviser or Signature Services at the time of the purchase about any other John Hancock mutual funds held by that investor his or her spouse and their children under the age of 21 living in the same household. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Firm's representative.

Under the heading "Initial Sales Charges on Class A Shares", the "Letter of Intention" section has been deleted and replaced with the following:

Letter of Intention. Reduced Class A sales charges under the Combination and Accumulation Privilege are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth IRAs and Coverdell ESAs, SEP, SARSEP, 401(k), 403(b) (including TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. An individual's non-qualified and qualified retirement plan investments can be combined to satisfy the LOI (either 13 or 48 months). Since some retirement plans are held in an omnibus account, an investor wishing to count retirement plan holdings towards a Class A purchase must notify Signature Services and his/her financial adviser of these holdings. Such an investment (including accumulations, combinations and reinvested dividends) must aggregate $50,000 (or $100,000 for Income or Tax-Free Income Funds) or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. Purchases made within 90 days prior to the signing of an LOI will be counted towards fulfillment of the LOI, however, the original sales charge will not be recalculated for these previous purchases. The sales charge applicable to all amounts invested after an LOI is signed is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

Under the heading "Additional Services and Programs", the "Reinstatement or Reinvestment Privilege" section has been deleted and replaced with the following:

Reinstatement or Reinvestment Privilege. If Signature Services and your financial adviser are notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares back into the same share class of the same John Hancock Fund and account from which it was removed, subject to the minimum investment limit in that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the same class and fund and account from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

Under the heading "ADDITIONAL SERVICES AND PROGRAMS", in the "Exchange Privilege" section, the first paragraph has been deleted and replaced with the following:

Exchange Privilege. The Fund permits exchanges of shares of any class for shares of the same class in any other John Hancock fund offering that same class. The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both accounts involved in the exchange.


May 1, 2005

JOHN HANCOCK
Retirement Funds
Prospectus -- Class R shares    5.1.2005


Bond Fund
Classic Value Fund
Large Cap Select Fund
Small Cap Equity Fund
Sovereign Investors Fund
Strategic Income Fund
U.S. Global Leaders Growth Fund

[JOHN HANCOCK FUNDS LOGO]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents

JOHN HANCOCK RETIREMENT FUNDS -- CLASS R SHARES

Bond Fund                                                           4
Classic Value Fund                                                  6
Large Cap Select Fund                                               8
Small Cap Equity Fund                                              10
Sovereign Investors Fund                                           12
Strategic Income Fund                                              14
U.S. Global Leaders Growth Fund                                    16

YOUR ACCOUNT

Who can buy Class R shares                                         18
Class R shares cost structure                                      18
Opening an account                                                 18
Information for plan participants                                  18
Buying shares                                                      19
Selling shares                                                     20
Transaction policies                                               22
Dividends and account policies                                     24
Additional investor services                                       24

FUND DETAILS

Business structure                                                 25
Management biographies                                             26
Financial highlights                                               27

FOR MORE INFORMATION                                       BACK COVER

Overview

John Hancock Retirement Funds -- Class R shares
These funds offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

Risks of mutual funds
Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.


The management firm
All John Hancock funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of March 31, 2005 managed approximately $30 billion in assets.


Fund information key
Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[GOAL AND STRATEGY LOGO]

Goal and strategy
The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[PAST PERFORMANCE LOGO]

Past performance
The fund's total return, measured year-by-year and over time.

[MAIN RISKS LOGO]

Main risks
The major risk factors associated with the fund.

[YOUR EXPENSES LOGO]

Your expenses
The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Bond Fund

[GOAL AND STRATEGY LOGO]

GOAL AND STRATEGY
The fund seeks to generate a high level of current income consistent with prudent investment risk. In pursuing this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of bonds. These may include, but are not limited to, corporate bonds and debentures as well as U.S. government and agency securities. Most of these securities are investment grade, although the fund may invest up to 25% of assets in high yield bonds rated as low as CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of all quality levels and maturities from many different issuers, potentially including U.S.-dollar-denominated securities of foreign governments and corporations.

The fund intends to keep its exposure to interest rate movements generally in line with those of its peers. The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities or currencies). The fund's investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States.

Under normal circumstances, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[PAST PERFORMANCE LOGO]

PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class R, total returns
2005 return as of 3-31-05: -0.22%
Best quarter: Q3 '04,3.25%
Worst quarter: Q2 '04, -2.62%


After-tax returns
After-tax returns are shown for Class R shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

Index (reflects no fees or taxes)
Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

Class R calendar year total returns

[PAST PERFORMANCE GRAPH]

                                                                            2004

                                                                            4.37%

Average annual total returns for periods ending 12-31-04

                                                                              Life of
                                                                 1 year       Class R
Class R before tax (began 8-5-03)                                4.37%         6.77%
Class R after tax on distributions                               2.68%         5.04%
Class R after tax on distributions, with sale                    2.81%         4.75%
-----------------------------------------------------------------------------------
Lehman Brothers Government/Credit Bond Index                     4.19%         5.78%

[MAIN RISKS LOGO]

MAIN RISKS
The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

- Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.
- If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.
- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
-  Certain derivatives could produce disproportionate losses.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities not backed by the full faith and credit of the United States.

[YOUR EXPENSES LOGO]

YOUR EXPENSES
Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

Annual operating expenses

Management fee                                          0.50%

Distribution and service (12b-1) fees                   0.50%

Service plan fee                                        0.25%

Other expenses                                          0.13%

Total fund operating expenses                           1.38%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

Expenses                      Year 1            Year 3     Year 5     Year 10

Class R                       $  141            $  437     $  755     $  1,657

PORTFOLIO MANAGERS

Barry H. Evans, CFA
Joined fund team in 2002

Howard C. Greene, CFA
Joined fund team in 2002

Benjamin A. Matthews
Joined fund team in 1995

See page 26 for the management biographies.

FUND CODES

Class R     Ticker                  JHBRX
            CUSIP                   410223507
            Newspaper               --
            SEC number              811-2402
            JH fund number          621

Classic Value Fund

[GOAL AND STRATEGY LOGO]

GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities. The fund is non-diversified and may invest more than 5% of assets in securities of individual companies.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the S&P 500 Index.


In choosing individual securities, the subadviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of March 31, 2005, this included companies with market values above approximately $4.8 billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of normal long-term earnings power.
The subadviser's management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:


-  cheap on the basis of current price to estimated normal level of earnings
-  current earnings below normal levels
-  a sound plan to restore earnings to normal
-  a sustainable business advantage

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to over-valued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

[PAST PERFORMANCE LOGO]

PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class R, total returns
2005 return as of 3-31-05: -2.00%
Best quarter: Q4 '03, 14.93%
Worst quarter: Q3 '04, -1.73%


After-tax returns

After-tax returns are shown for Class R shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index,
an unmanaged index that includes 500 widely traded stocks.

Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.

Class R calendar year total returns

[PAST PERFORMANCE GRAPH]

2004                                                                     13.91%

Average annual total returns for periods ending 12-31-04

                                                                             Life of
                                                                1 year       Class R
Class R before tax (began 8-5-03)                               13.91%        24.32%
Class R after tax on distributions                              13.85%        23.97%
Class R after tax on distributions, with sale                    9.10%        20.63%
-----------------------------------------------------------------------------------
Standard & Poor's 500 Index                                     10.88%        19.65%
Russell 1000 Value Index                                        16.49%        24.25%

[MAIN RISKS LOGO]

MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

- If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.
- In a down market, higher-risk securities could become harder to value or to sell at a fair price.
- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

[YOUR EXPENSES LOGO]

YOUR EXPENSES
Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


Annual operating expenses
Management fee                                                  0.85%

Distribution and service (12b-1) fees                           0.50%

Service plan fee                                                0.25%

Other expenses                                                  0.22%

Total fund operating expenses                                   1.82%

Contractual expense reimbursement (at least until 4-30-06)      0.07%

Net annual operating expenses                                   1.75%


The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


Expenses                      Year 1             Year 3     Year 5     Year 10
Class R                        $178               $566       $979       $2,132


SUBADVISER
Pzena Investment Management, LLC

Team responsible for day-to-day investment management

Founded in 1995

Supervised by the adviser


PORTFOLIO MANAGERS
Richard S. Pzena
Managed fund since it began in 1996

John P. Goetz
Managed fund since it began in 1996

A. Rama Krishna, CFA
Joined fund team in 2003

Managers share investment strategy and decisions


See page 26 for the management biographies.

FUND CODES

Class R      Ticker            JCVRX
             CUSIP             409902699
             Newspaper         --
             SEC number        811-1677
             JH fund number    638

Large Cap Select Fund

[GOAL AND STRATEGY LOGO]

GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies with market capitalizations in excess of $5 billion). The fund invests primarily in U.S.-based companies whose growth, cash flow, earnings and dividend attributes are attractive and whose securities are reasonably priced and have the potential for capital appreciation, in the opinion of the management team.

In managing the portfolio, the management team looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company's growth and earnings, the management team considers, among other things, the company's historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share.

In attempting to determine reasonable price levels for a company's securities, the management team utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company's price-to-earnings ratio.

Under normal market conditions, the fund invests substantially all of its assets in equity securities (common and preferred stocks and their equivalents).

In abnormal conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund may not achieve its goal.

[PAST PERFORMANCE LOGO]

PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class R, total returns
2005 return as of 3-31-05: -3.31%
Best quarter: Q4 '04,6.78%
Worst quarter: Q3 '04, -4.48%


After-tax returns
After-tax returns are shown for Class R shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

Index (reflects no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Class R calendar year total returns

[PAST PERFORMANCE GRAPH]

2004                                                                        4.98%

Average annual total returns for periods ending 12-31-04

                                                                              Life of
                                                                 1 year       Class R
Class R before tax (began 11-3-03)                                4.98%        8.37%
Class R after tax on distributions                                4.77%        8.12%
Class R after tax on distributions, with sale                     3.47%        7.10%
-----------------------------------------------------------------------------------
Standard & Poor's 500 Index                                      10.88%       14.34%

[MAIN RISKS LOGO]

MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small-or medium-capitalization stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the management team's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

[YOUR EXPENSES LOGO]

YOUR EXPENSES
Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.



Annual operating expenses(1)
Management fee                                                  0.75%

Distribution and service (12b-1) fees                           0.50%

Service plan fee                                                0.25%

Other expenses                                                  0.42%

Total fund operating expenses                                   1.92%

Contractual expense reimbursement (at least until 4-30-06)      0.10%

Net fund operating expenses                                     1.82%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

Expenses                      Year 1     Year 3     Year 5     Year 10
Class R                       $ 185      $  593     $1,027     $ 2,235


SUBADVISER
Shay Assets Management, Inc.

Founded in 1981

Supervised by the adviser


PORTFOLIO MANAGERS
John J. McCabe
Managed fund since 1991

Mark F. Trautman
Managed fund since 1993

Managers share investment strategy and decisions


See page 26 for the management biographies.

FUND CODES

Class R      Ticker           JHLRX
             CUSIP            409902673
             Newspaper        --
             SEC number       811-1677
             JH fund number   649


(1)Expense information in this table has been restated to reflect current fees.

Small Cap Equity Fund

[GOAL AND STRATEGY LOGO]


GOAL AND STRATEGY
The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $28 million to $6.5 billion as of March 31, 2005). Equity securities include common and preferred stocks and their equivalents.


In managing the portfolio, the managers emphasize a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for U.S. and foreign companies that possess a combination of strong earning growth rates and reasonable valuations. These companies often exhibit finan-cial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short- and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in. The fund diversifies across industry sectors. The fund may not invest more than 5% of assets in any one security.

The fund may invest up to 15% of assets in a basket of foreign securities or in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies) and may short-sell up to 15% of the fund's assets for non-speculative purposes to manage volatility.

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[PAST PERFORMANCE LOGO]

PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class R, total returns
2005 return as of 3-31-05: -6.43%
Best quarter: Q4 '03, 18.75%
Worst quarter: Q3 '04, -3.14%


After-tax returns
After-tax returns are shown for Class R shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

Indexes (reflect no fees or taxes)
Russell 2000 Index, an unmanaged index of 2,000 U.S.
small-capitalization stocks.
Standard & Poor's Small Cap 600 Index, an unmanaged index of 600 U.S. small-sized companies.

Class R calendar year total returns

[PAST PERFORMANCE GRAPH]

2004                                                                      12.69%

Average annual total returns for periods ending 12-31-04

                                                                              Life of
                                                                1 year        Class R
Class R before tax (began 8-5-03)                               12.69%        28.75%
Class R after tax on distributions                              12.69%        28.75%
Class R after tax on distributions, with sale                    8.25%        24.61%
-----------------------------------------------------------------------------------
Russell 2000 Index                                              18.33%        30.09%
Standard & Poor's Small Cap 600 Index                           22.66%        32.25%

[MAIN RISKS LOGO]

MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more established companies, it may be difficult for the fund to sell these securities at a desirable price.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

- Certain derivatives, such as short sales, could produce disproportionate losses.
- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.
- Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

[YOUR EXPENSES LOGO]

YOUR EXPENSES
Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

Annual operating expenses
Management fee                                          0.70%

Distribution and service (12b-1) fees                   0.50%

Service plan fee                                        0.25%

Other expenses                                          0.17%

Total fund operating expenses                           1.62%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

Expenses                 Year 1   Year 3    Year 5    Year 10
Class R                  $  165   $  511    $  881    $ 1,922

PORTFOLIO MANAGERS
Henry E. Mehlman, CFA
Joined fund team in 2002

Alan E. Norton, CFA
Joined fund team in 2002

Managers share investment strategy and decisions

See page 26 for the management biographies.

FUND CODES

Class R     Ticker            SPVRX
            CUSIP             409905833
            Newspaper         --
            SEC number        811-3999
            JH fund number    637

Sovereign Investors Fund

[GOAL AND STRATEGY LOGO]


GOAL AND STRATEGY
The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue this goal, the fund normally invests at least 80% of its stock investments in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor's 500 Index. On March 31, 2005, that range was $566 million to $381.7 billion.


At least 65% of the fund's stock investments are "dividend performers" -- companies whose dividend payments have increased steadily for ten years. In managing the portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industrywide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry.

The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.

The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indexes).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[PAST PERFORMANCE LOGO]

PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class R, total returns
2005 return as of 3-31-05: -1.44%
Best quarter: Q4 '03, 10.20%
Worst quarter: Q3 '04, -2.33%


After-tax returns
After-tax returns are shown for Class R shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

Index (reflects no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Class R calendar year total returns

[PAST PERFORMANCE LOGO]

2004                                                                        5.22%

Average annual total returns for periods ending 12-31-04

                                                                              Life of
                                                                1 year        Class R
Class R before tax (began 8-5-03)                                5.22%        12.99%
Class R after tax on distributions                               4.87%        12.70%
Class R after tax on distributions, with sale                    3.39%        10.91%
-----------------------------------------------------------------------------------
Standard & Poor's 500 Index                                     10.88%        19.65%

[MAIN RISKS LOGO]

MAIN RISKS
The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

-  Certain derivatives could produce disproportionate losses.
- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
- Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.
- Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

[YOUR EXPENSES LOGO]

YOUR EXPENSES
Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

Annual operating expenses


Management fee                                          0.58%

Distribution and service (12b-1) fees                   0.50%

Service plan fee                                        0.25%

Other expenses                                          0.17%

Total fund operating expenses                           1.50%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


Expenses          Year 1   Year 3     Year 5  Year 10
Class R           $ 153    $  474     $  818  $ 1,791


PORTFOLIO MANAGERS
John F. Snyder, III
Joined fund team in 1983

Barry H. Evans, CFA
Joined fund team in 1996



Managers share investment strategy and decisions

See page 26 for the management biographies.

FUND CODES

Class R        Ticker               SVIRX
               CUSIP                47803P849
               Newspaper            --
               SEC number           811-0560
               JH fund number       629

Strategic Income Fund

[GOAL AND STRATEGY LOGO]

GOAL AND STRATEGY
The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following types of securities:

- foreign government and corporate debt securities from developed and emerging markets
-  U.S. government and agency securities
-  U.S. high yield bonds

The fund may also invest in preferred stock and other types of debt securities. Although the fund invests in securities rated as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund's average maturity.

In managing the portfolio, the managers allocate assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one sector.

Within each sector, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[PAST PERFORMANCE LOGO]

PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class R, total returns
2005 return as of 3-31-05: -0.92%
Best quarter: Q4 '04,5.89%
Worst quarter: Q2 '04, -3.37%


After-tax returns
After-tax returns are shown for Class R shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

Indexes (reflect no fees or taxes)
Index 1: Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.
Index 2: Merrill Lynch AAA U.S. Treasury/Agency Master Index, an unmanaged index of fixed-rate U.S. Treasury and agency securities.
Index 3: Citigroup World Government Bond Index, an unmanaged index consisting of approximately 650 securities issued by 18 governments in various countries.

Class R calendar year total returns

[PAST PERFORMANCE GRAPH]

2004                                                                        8.39%

Average annual total returns for periods ending 12-31-04

                                                                              Life of
                                                                1 year        Class R
Class R before tax (began 8-5-03)                                8.39%        11.13%
Class R after tax on distributions                               6.32%         8.45%
Class R after tax on distributions, with sale                    5.37%         7.87%
-----------------------------------------------------------------------------------
Index 1                                                         10.87%        15.87%
Index 2                                                          3.42%         4.62%
Index 3                                                         10.35%        14.83%

[MAIN RISKS LOGO]

MAIN RISKS
The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.

- If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

- Stock investments may go down in value due to stock market movements or negative company or industry events.

- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

-  Certain derivatives could produce disproportionate losses.

[YOUR EXPENSES LOGO]

YOUR EXPENSES
Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

Annual operating expenses

Management fee                                          0.36%

Distribution and service (12b-1) fees                   0.50%

Service plan fee                                        0.25%

Other expenses                                          0.27%

Total fund operating expenses 1.38% The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

Expenses                      Year 1    Year 3     Year 5     Year 10
Class R                       $ 141     $  437     $  755     $ 1,657

PORTFOLIO MANAGERS

Frederick L. Cavanaugh, Jr.
Joined fund team in 1986

Daniel S. Janis, III
Joined fund team in 1999

See page 26 for the management biographies.

FUND CODES

Class R      Ticker           JSTRX
             CUSIP            410227821
             Newspaper        --
             SEC number       811-4651
             JH fund number   691

U.S. Global Leaders Growth Fund

[GOAL AND STRATEGY LOGO]

GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks of "U.S. Global Leaders." Under normal market conditions, at least 80% of the fund's assets will be invested in stocks of companies the managers regard as U.S. Global Leaders.

The managers consider U.S. Global Leaders to be U.S. companies with multinational operations that typically exhibit the following key sustainable growth characteristics:

- Hold leading market shares of their relevant industries that result in high profit margins and high investment returns.
- Supply consumable products or services so that their revenue streams are recurring.

The managers seek to identify companies with superior long-term earnings prospects and to continue to own them as long as the managers believe they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.


As a result of its investment strategy, the fund typically invests in large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $566 million to $381.7 billion as of March 31, 2005).


The fund is non-diversified, which allows it to make larger investments in individual companies.

The fund may invest in other types of equity securities and foreign stocks.

In abnormal circumstances, the fund may temporarily invest in short-term cash equivalents. In these and other cases, the fund might not achieve its goal.

PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class R, total returns
2005 return as of 3-31-05: -5.08%
Best quarter: Q4 '03, 7.94%
Worst quarter: Q3 '04, -3.33%


After-tax returns

After-tax returns are shown for Class R shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

Index (reflects no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Class R calendar year total returns

[PAST PERFORMANCE GRAPH]

2004                          8.20%

Average annual total returns for periods ending 12-31-04

                                                                   Life of
                                                     1 year        Class R
Class R before tax (began 8-5-03)                     8.20%        14.33%
Class R after tax on distributions                    8.18%        14.31%
Class R after tax on distributions, with sale         5.33%        12.22%
------------------------------------------------------------------------
Standard & Poor's 500 Index                          10.88%        19.65%

[MAIN RISKS LOGIO]

MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks.

Companies that have substantial multinational operations may be affected by fluctuations in currency exchange rates and by economic and political conditions in foreign countries. These conditions may include restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes invest-ments with additional risks, these risks could increase volatility or reduce performance:

- If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.
- In a down market, higher-risk securities could become harder to value or to sell at a fair price.
- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

[YOUR EXPENSES LOGO]

YOUR EXPENSES
Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


Annual operating expenses(1)

Management fee                                                  0.75%

Distribution and service (12b-1) fees                           0.50%

Service plan fee                                                0.25%

Other expenses                                                  0.28%

Total fund operating expenses                                   1.78%

Contractual expense reimbursement (at least until 4-30-06)      0.06%

Net annual operating expenses                                   1.72%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

Expenses                      Year 1       Year 3     Year 5     Year 10
Class R                       $  175       $  554     $  959     $ 2,090

(1) Expense information in this table has been restated to reflect current fees.


SUBADVISER
Sustainable Growth Advisers, LP

Responsible for day-to-day investment management

Founded in 2003

Supervised by the adviser

PORTFOLIO MANAGERS
Gordon M. Marchand, CFA, CIC
Managed fund since 1995

George P. Fraise
Joined fund team in 2000

Robert L. Rohn
Joined fund team in 2003


Managers share investment strategy and decisions


See page 26 for the management biographies.

FUND CODES

Class R      Ticker           UGLRX
             CUSIP            409902681
             Newspaper        --
             SEC number       811-1677
             JH fund number   626

Your account

WHO CAN BUY CLASS R SHARES

Class R shares are available to certain types of investors, as noted below:

   - 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible retirement plans).

   - The plan's recordkeeper or financial service firm must have an agreement with John Hancock Funds to utilize Class R shares in certain investment products or programs.

   - Class R shares are available only to retirement plans where Class R shares are held on the books of the funds through omnibus accounts (either at the plan level or at the level of the financial service firm).

   - Rollover individual retirement accounts are available for participants whose plans are invested in Class R shares.

Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or Individual 403(b) plans.

CLASS R SHARES COST STRUCTURE

Class R shares are offered without any front-end or contingent deferred sales charges.

Class R shares have a Rule 12b-1 plan and a separate Service Plan. Under the 12b-1 plan, each fund pays a fee of up to 0.50% for the sale, distribution and service of its shares, including services to retirement plans or plan participants. In addition, under the Service Plan, a fund may pay a separate service fee of up to 0.25% for certain other services to retirement plans or participants.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

John Hancock Funds may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information.

OPENING AN ACCOUNT

1  Read this prospectus carefully.

2  Determine if you are eligible, referring to "Who can buy Class R shares."

3 Eligible retirement plans generally may open an account and purchase Class R shares by contacting any broker, dealer or other financial service firm authorized to sell Class R shares of the funds. Additional shares may be purchased through a retirement plan's administrator or recordkeeper. There is no minimum initial investment for Class R shares. A retirement plan participant can obtain a retirement plan application or a rollover individual retirement account application from its financial representative, plan administrator or by calling Signature Services at 1-888-972-8696.

INFORMATION FOR PLAN PARTICIPANTS

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares. The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confir-mation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirements plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the funds.

18  YOUR ACCOUNT

FOR IRA ROLLOVER ACCOUNTS ONLY

Buying shares

                 Opening an account                                     Adding to an account
By check

[BY CHECK LOGO]
                 - Make out a check for the investment amount, payable  - Make out a check for the investment amount,
                   to "John Hancock Signature Services, Inc."             payable to "John Hancock Signature Services, Inc."

                 - Deliver the check and your completed application to  - Fill out the detachable investment slip from an account
                   your  financial representative,or mail them to         statement. If no slip is available, include a note
                   Signature Services (address below).                    specifying  the fund name(s), your share class, your
                                                                          account number and the name(s) in which the account
                                                                          is registered.

                                                                        - Deliver the check and investment slip or note to your
                                                                          financial representative, or mail them to Signature
                                                                          Services (address below).

By exchange

[BY EXCHANGEZ]

                 - Call your financial representative or Signature      - Call your financial representative or Signature
                   Services to request an exchange.                       Services to request an exchange.

                 - You may only exchange Class R shares for other       - You may only exchange Class R shares for other Class R
                   Class R shares or Money Market  Fund Class A shares.   shares or Money Market Fund Class A shares.

By wire

[BY WIRE LOGO]

                 - Deliver your completed application to your financial - Instruct your bank to wire the amount of your
                   representative or mail it to Signature Services.       investment to:
                                                                             First Signature Bank & Trust
                 - Obtain your account number by calling your                Account # 900022260
                   financial representative or Signature Services.           Routing # 211475000
                                                                          Specify the fund name(s), your share class, your account
                 - Instruct your bank to wire the amount of your          number and the name(s) in which the account is registered.
                   investment to:                                         Your bank may charge a fee to wire funds.
                     First Signature Bank & Trust
                     Account # 900022260
                     Routing # 211475000
                 Specify the fund name(s), the share class, the new account number and the name(s) in which the account is registered.
                 Your bank may charge a fee to wire funds.

By phone

[BY PHONE LOGO]

                 See "By exchange" and "By wire."                       - Verify that your bank or credit union is a member of the
                                                                          Automated Clearing House (ACH) system.

                                                                        - Complete the "To Purchase, Exchange or Redeem Shares via
                                                                          Telephone" and "Bank Information" sections on your account application.

                                                                        - Call Signature Services to verify that these features are in place on your account.

                                                                        - Call your financial representative or Signature Services with the fund name(s), your share class, your account
                                                                          number,the name(s) in which the account is registered and
                                                                          the amount of your investment.

Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

                                                                 YOUR ACCOUNT 19

Selling shares

                                                                        To sell some or all of your shares
By letter

[BY LETTER LOGO]

                 - Sales of any amount; however, sales of $5 million    - Writea letter of instruction indicating the fund
                   or more must be made by letter.                        name, your account number, your share class, the name(s)
                                                                          in which the account is registered and the dollar value or
                 - Certain requests will require a Medallion              number of shares you wish to sell.
                   signature guarantee.Please refer to "Selling shares
                   in writing" (see next page).                         - Include all signatures and any additional documents that may be required (seenext page).

                                                                        - Mail the materials to Signature Services.

                                                                        - A check or wire will be sent according to your letter of instruction.


By phone

[BY PHONE LOGO]

                 - Sales of up to $5 million.                           - To place your request with a representative at John
                                                                          Hancock Funds, call Signature Services between 8:30 A.M.
                                                                          and 5:00 P .M. Eastern Time on most business days or your
                                                                          financial representative.
                                                                        - Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s)
                                                                          and address on the account. Redemption proceeds exceeding
                                                                          $100,000 must be wired to your designated bank account.

By wire or electronic funds transfer (EFT)

                 - Requests by letter to sell any amount.               - To verify that the telephone redemption privilege is in
                                                                          place on an account, or to request the forms to add it to
                 - Requests by phone to sell up to $5 million             an exist-ing account, call Signature Services.
                  (accountswith telephone redemption privileges).
                                                                        - Amounts of $5 million or more will be wired on the next
                                                                          business day.

                                                                        - Amounts up to $100,000 may be sent by EFT or by check.
                                                                          Funds from EFT transactions are generally available by the sec- ond business day. Your bank may charge a fee for this service.

By exchange

[BY EXCHANGE LOGO]

                 - Sales of any amount.                                 - Obtain a current prospectus for the fund into which you
                                                                          are exchanging by calling your financial representative or
                                                                          Signature Services.

                                                                        - You may only exchange Class R shares for other Class R
                                                                          shares or Money Market Fund Class A shares.

                                                                        - Call your financial representative or Signature Services to request an exchange.

20 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

-  your address of record has changed within the past 30 days

-  you are selling more than $100,000 worth of shares

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

- You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

Seller                                                                  Requirements for written requests
Owners of individual retirement accounts and certain other              - Letter of instruction.
retirement accounts.
                                                                        - On the letter, the signatures of all persons authorized to sign for the account,exactly as the account is registered.

                                                                        - Signature guarantee if applicable (see above).

                                                                        - Corporate business/organization resolution if applicable.

Executors of shareholder estates.                                       - Letter of instruction signed by executor.

                                                                        - Copy of order appointing executor, certified within the
                                                                          past 12 months.

                                                                        - Signature guarantee if applicable (see above).

Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

                                                                 YOUR ACCOUNT 21

TRANSACTION POLICIES
Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). Each fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the Board of Trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the statement of additional information.

Execution of requests The funds are open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the funds have the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, the funds may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange Class R shares for Class R shares of other John Hancock Funds that are available through your plan, or Money Market Fund Class A without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R shares.

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel, consistent with applicable law, for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitations on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies The funds' Boards of Trustees have adopted the following policies and procedures by

22 YOUR ACCOUNT
which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitations on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitations on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a signifi-cant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitations on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the record of the funds' underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

- A fund that invests a significant portion of its assets in small-or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

- A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

- A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price

                                                                 YOUR ACCOUNT 23
arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

- after every transaction (except a dividend reinvestment) that affects your account balance

-  after any changes of name or address of the registered owner(s)

-  in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31. The transfer agent maintains an account for each financial services firm and records all account transactions. Retirement Plan Accounts will be sent confirmation statements showing the details of your transactions as they occur.

Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. Sovereign Investors Fund typically declares and pays income dividends quarterly. Bond Fund and Strategic Income Fund generally declare dividends daily and pay them monthly. All other funds declare and pay any income dividends annually. Any capital gains are distributed annually. With respect to Bond Fund and Strategic Income Fund, your dividends begin accruing the day after the fund receives payment and continue through the day your shares are actually sold.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

ADDITIONAL INVESTOR SERVICES

Fund securities The funds' portfolio securities disclosure policy can be found in the Statement of Additional Information and on the funds' Web site at www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the funds' Web site each month on a one month lag and is available on the fund's Web site until a fund files its next form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds' Web site.

24 YOUR ACCOUNT

Fund details

BUSINESS STRUCTURE
The diagram below shows the basic business structure used by the funds. Each fund's board of trustees oversees the fund's busi-ness activities and retains the services of the various firms that carry out the fund's operations.

The trustees of Classic Value, Large Cap Select and U.S. Global Leaders Growth Funds have the power to change these funds' respective investment goals without shareholder approval.

The trustees of Bond, Large Cap Select, Small Cap Equity and U.S. Global Leaders Growth Funds have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Management fees The management fees paid to the investment adviser by the John Hancock funds' last fiscal year are as follows:


Fund                                 % of net assets
Bond                                    0.50%

Classic Value                           0.75%*

Large Cap Select                        0.65%*

Small Cap Equity                        0.70%

Sovereign Investors                     0.58%

Strategic Income                        0.36%

U.S. Global Leaders Growth              0.75%


*After expense reimbursement.

                          [BUSINESS STRUCTURE FLOWCHART]

                                                                 FUND DETAILS 25

Subadviser Pzena Investment Management, LLC ("PIM") subadvises Classic Value Fund, and was investment adviser to its predecessor fund, Pzena Focused Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, Managing Principal, Chief Executive Officer and Co-chief Investment Officer. PIM provides investment advisory services to individual and institutional investors, and as of March 31, 2005, had total assets under management of approximately $11.8 billion.

Shay Assets Management, Inc. ("SAM") subadvises Large Cap Select Fund. SAM was founded in 1981 and is controlled by Rodger D. Shay, Chairman. SAM managed approximately $4.4 billion in assets as of March 31, 2005, and was the investment adviser to the fund's predecessor, M.S.B. Fund, Inc.

Sustainable Growth Advisers, LP ("SGA") subadvises U.S. Global Leaders Growth Fund. SGA is a Delaware limited partnership founded in 2003 to provide investment advice to private accounts of institutional and individual clients, private investment companies and mutual funds. George Fraise, Gordon Marchand and Robert L. Rohn each own 331/3% of SGA. Total assets under management by SGA principals as of March 31, 2005 were approximately $1.5 billion.

MANAGEMENT BIOGRAPHIES
Below is an alphabetical list of the portfolio managers for the funds, including a brief summary of their business careers over the past five years. The Statement of Additional Information of each fund with a fiscal year end of October 31, 2004 or December 31, 2004 includes additional details about its portfolio manager(s), including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.


Frederick L. Cavanaugh, Jr.
Senior vice president
Joined John Hancock Advisers in 1986
Began business career
in 1975

Barry H. Evans, CFA
Senior vice president
Joined John Hancock Advisers in 1986
Began business career in 1986

George P. Fraise
Principal of Sustainable Growth Advisers, LP
Executive vice president of Yeager, Wood &
Marshall, Inc. (2000-2003)
Portfolio manager of Scudder Kemper
Investments (1997-2000)
Began business career in 1987


John P . Goetz
Managing principal and co-chief investment officer of Pzena Investment Management, LLC
Joined subadviser in 1996
Began business career in 1979


Howard C. Greene, CFA
Senior vice president
Joined John Hancock Advisers in 2002
Vice president, Sun Life Financial
Services Company of Canada (1987-2002)
Began business career in 1979

Daniel S. Janis, III
Vice president
Joined John Hancock Advisers in 1999
Began business career in 1984


A. Rama Krishna, CFA
Managing principal and portfolio manager of Pzena Investment Management, LLC
Joined subadviser in 2003
Chief investment officer and other positions, Citigroup Asset Management (1998-2003)
Began business career in 1987


Gordon M. Marchand,CFA, CIC
Principal of Sustainable Growth Advisers, LP
Chief financial and operating officer of Yeager, Wood & Marshall, Inc. (1984-2003)
Began business career in 1978

Benjamin A. Matthews
Vice president
Joined John Hancock Advisers in 1995
Began business career in 1970

John J. McCabe
Senior vice president of Shay Assets
Management, Inc.
Joined subadviser in 1995
Began business career in 1965

Henry E. Mehlman, CFA
Vice president
Joined John Hancock Advisers in 2002
Senior portfolio manager, The Colony Group
 (2001-2002)
Vice president and director of research, Congress Asset Management Co.
(1999-2001)
Began business career in 1972

Alan E. Norton, CFA
Vice president
Joined John Hancock Advisers in 2002
Seniorportfolio manager, The Colony Group
 (2001-2002)
Portfolio manager and director of research, ongress AssetManagement Co.
 (1995-2001)
 Began business career in 1987


Richard S. Pzena
Founder, managing principal, chief executive officer and co-chief investment officer of Pzena Investment Management, LLC
Began business career in 1980


Robert L. Rohn
Principal of Sustainable Growth Advisers, LP
Chairman and chief executive officer,
W.P. Stewart, Inc. (1991-2003)
Began business career in 1983

John F. Snyder, III
Executive vice president
Joined John Hancock Advisers in 1991
Began business career in 1971


Mark F. Trautman
Vice president of Shay Assets
 Management, Inc.
Joined subadviser in 1995
Began business career in 1986


26 FUND DETAILS

FINANCIAL HIGHLIGHTS
These tables detail the performance of each fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Bond Fund
Figures were audited by PricewaterhouseCoopers LLP.

CLASS R SHARES PERIOD ENDED                                                          5-31-04(1)
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                                                   $14.93
Net investment income(2)                                                                 0.54
Net realized and unrealized gain on investments                                          0.10
Total from investment operations                                                         0.64
Less distributions
From net investment income                                                              (0.59)
Net asset value, end of period                                                         $14.98
Total return(3) (%)                                                                      4.30(4)
RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                                   --(5)
Ratio of expenses to average net assets (%)                                             1.38(6)
Ratio of net investment income to average net assets (%)                                4.40(6)
Portfolio turnover (%)                                                                   241

(1)Class R shares began operations on 8-5-03.
(2)Based on the average of the shares outstanding.
(3)Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) Less than $500,000.
(6) Annualized.

YOUR ACCOUNT 27

Classic Value Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS R SHARES PERIOD ENDED :                                               12-31-031(1)                          12-31-04
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                                           $ 17.20                             $ 20.27
Net investment income(2)                                                          0.05                                0.07
Net realized and unrealized gain on investments                                   3.24                                2.75
Total from investment operations                                                  3.29                                2.82
Less distributions
From net investment income                                                       (0.10)                                 --
From net realized gain                                                           (0.12)                              (0.07)
                                                                                 (0.22)                              (0.07)
Net asset value, end of period                                                 $ 20.27                             $ 23.02
Total return(3,4) (%)                                                           19.215                             13.91
RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                             --(6)                          $     2
Ratio of expenses to average net assets (%)                                       1.55(7)                             1.72
Ratio of adjusted expenses to average net assets(8)(%)                            1.91(7)                             1.82
Ratio of net investment income to average net assets (%)                          0.69(7)                             0.35
Portfolio turnover (%)                                                              25                                  16

(1)Class R shares began operations on 8-5-03.
(2)Based on the average of the shares outstanding.
(3)Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)Total returns would have been lower had certain expenses not been reduced during periods shown. the periods shown.
(5)Not annualized.
(6) Less than $500,000.
(7) Annualized.
(8)Does not take into consideration expense reduction during the

The following returns are not audited and are not part of the audited financial highlights presented above:
Without the expense reductions, the returns for Class R for the period or year ended December 31, 2003 and 2004 would have been 19.06% and 13.81%, respectively.


28 YOUR ACCOUNT

Large Cap Select Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS R SHARES PERIOD ENDED :                                                12-31-03(1)                          12-31-04
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                                            $17.10                             $ 17.79
Net investment income (loss)(2)                                                  (0.02)                               0.07
Net realized and unrealized gain on investments                                   0.80                                0.81
Total from investment operations                                                  0.78                                0.88
Less distributions
From net investment income                                                          --                               (0.01)
From net realized gain                                                           (0.09)                              (0.21)
                                                                                 (0.09)                              (0.22)
Net asset value, end of period                                                  $17.79                             $ 18.45
Total return(3,4)(%)                                                             4.565                                4.98
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                             --(6)                               --(6)

Ratio of expenses to average net assets (%)                                      1.887                                1.44
Ratio of adjusted expenses to average net assets(8)(%)                            2.77(7)                             1.54
Ratio of net investment income (loss) to average net assets (%)                  (0.27)(7)                            0.40
Portfolio turnover (%)                                                              22                                  13


(1)Class R shares began operations on 11-3-03.
(2)Based on the average of the shares outstanding.
(3)Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)Total returns would have been lower had certain expenses not been reduced during period shown. the periods shown.
(5)Not annualized.
(6)Less than $500,000.
(7)Annualized.
(8) Does not take into consideration expense reductions during the

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, the returns for Class R for the period or year ended December 31, 2003 and 2004 would have been 4.42% and 4.88%, respectively.


                                                                YOUR ACCOUNT  29

Small Cap Equity Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS R SHARES PERIOD ENDED :                                               10-31-03(1)             10-31-04
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                                          $ 13.51                 $15.60
Net investment loss(2)                                                          (0.03)                 (0.16)
Net realized and unrealized gain on investments                                  2.12                   1.91
Total from investment operations                                                 2.09                   1.75
Net asset value, end of period                                                 $15.60                 $17.35
Total return(3) (%)                                                             15.47(4)               11.22
RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                           --(5)                   --(5)
Ratio of expenses to average net assets (%)                                     1.66(6)                 1.62
Ratio of net investment loss to average net assets (%)                         (0.86)(6)               (0.96)
Portfolio turnover (%)                                                            52                      54

(1) Class R shares began operations on 8-5-03.
(2) Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) Less than $500,000.
(6) Annualized.

30 FUND DETAILS

Sovereign Investors Fund
Figures audited by Deloitte & Touche LLP.

CLASS R SHARES PERIOD ENDED :                                          12-31-03(1)             12-31-04
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                                     $16.63                 $18.75
Net investment income(2)                                                   0.02                   0.19
Net realized and unrealized gain on investments                            2.11                   0.79
Total from investment operations                                           2.13                   0.98
Less distributions
From net investment income                                                (0.01)                 (0.19)
Net asset value, end of period                                           $18.75                 $19.54
Total return(3) (%)                                                       12.84(4)                5.22
RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                      --(5)                  --(5)
Ratio of expenses to average net assets (%)                                1.69(6)                1.13
Ratio of net investment income to average net assets (%)                   0.27(6)                1.00
Portfolio turnover (%)                                                       47                     20

(1)Class R shares began operations on 8-5-03.
(2)Based on the average of the shares outstanding.
(3)Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) Less than $500,000.
(6) Annualized.

                                                                 FUND DETAILS 31

Strategic Income Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS R SHARES  PERIOD ENDED :                                                5-31-04(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                            $6.83
Net investment income(2)                                                         0.26
Net realized and unrealized gain on investments                                  0.05
Total from investment operations                                                 0.31
Less distributions
From net investment income                                                      (0.30)
From net realized gain                                                          (0.15)
                                                                                (0.45)
Net asset value, end of period                                                  $6.69
Total return(3) (%)                                                              4.42(4)
RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                            --(5)
Ratio of expenses to average net assets (%)                                      1.38(6)
Ratio of net investment income to average net assets (%)                         4.66(6)
Portfolio turnover (%)                                                             42

(1)Class R shares began operations on 8-5-03.
(2)Based on the average of the shares outstanding.
(3)Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)Not annualized.
(5)Less than $500,000.
(6)Annualized.

32 FUND DETAILS

U.S. Global Leaders Growth Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS R SHARES PERIOD ENDED :                                       12-31-03(1)          12-31-04
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                              $         23.02    $         25.68
Net investment income (loss)(2)                                             (0.04)              0.16
Net realized and unrealized gain on investments                              2.70               1.95
Total from investment operations                                             2.66               2.11
Less distributions
From net investment income                                                     --              (0.02)
Net asset value, end of period                                    $         25.68    $         27.77
Total return(3) (%)                                                         11.56(4)            8.20
RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                        --(5)   $           2
Ratio of expenses to average net assets (%)                                  1.75(6)            1.53
Ratio of net investment income (loss) to average net assets (%)             (0.42)(6)           0.60
Portfolio turnover (%)                                                         15                 16

(1)Class R shares began operations on 8-5-03.
(2)Based on the average of the shares outstanding. than $500,000.
(3)Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)Not annualized.
(5)Less
(6)Annualized.

                                                                 FUND DETAILS 33

For more information
Two documents are available that offer further information on John Hancock funds:

Annual/Semiannual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. Each funds SAI includes a summary of the funds policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:
By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-888-972-8696
By EASI-Line: 1-800-597-1897
By TDD: 1-800-554-6713


In addition, you may visit the funds Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.


Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SECs Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov

(duplicating fee required)
On the Internet: www.sec.gov


(c) 2005 JOHN HANCOCK FUNDS, LLC        MFRPN   5/05


/S/ John Hancock
John Hancock Funds, LLC
MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603
www.jhfunds.com

Now available: electronic delivery
www.jhfunds/edelivery